Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2012 is as follows (dollars in thousands):

	December 31,
	2011	2012
Balance at beginning of year	$46,806	$46,233
Additions	17	48,594
PBS acquisition adjustment	(590)	—

Balance at end of year	$46,233	$94,827

Schedule of Acquired Intangible Assets

Acquired intangible assets at December 31, 2011 and December 31, 2012 were comprised of the following (dollars in thousands):

	December 31, 2011			December 31, 2012
	Gross carrying amount	Accumulated amortization	Net	Gross carrying amount	Accumulated amortization	Net
Amortizable intangible assets:
Client contracts and broker relationships	$26,534	$15,206	$11,328	$58,410	$19,273	$39,137
Trade names	1,020	542	478	2,180	792	1,388
Technology	2,580	2,177	403	9,946	4,316	5,630
Noncompete agreements	2,011	1,665	346	2,012	1,705	307
Favorable lease	—	—	—	1,137	93	1,044

Total	$32,145	$19,590	$12,555	$73,685	$26,179	$47,506

Estimated Expected Amortization Expense in Future Period

The estimated expected amortization expense in future periods at December 31, 2012 is as follows (dollars in thousands):

2013	$8,667
2014	7,947
2015	6,451
2016	5,381
2017	5,068
Thereafter	13,992

Total	$47,506